Loans, borrowings, leases, cash and cash equivalents and short-term investments - Reconciliation of debt to cash flows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Loans and borrowings at beginning of the period	$ 13,360
Additions	930
Repayments	(1,927)	$ (6,064)	$ (5,417)
Interest paid	693
Cash flow from financing activities	(1,690)
Effect of exchange rate	(140)
Interest accretion	650
Non-cash changes	510
Loans and borrowings at end of the period	12,180	13,360
Expenses with the redemption	63		$ 265
Expenses with redemption of bonds	63
Quoted in the secondary market
Loans and borrowings
Loans and borrowings at beginning of the period	9,046
Additions	0
Repayments	(922)
Interest paid	501
Cash flow from financing activities	(1,423)
Effect of exchange rate	(118)
Interest accretion	469
Non-cash changes	351
Loans and borrowings at end of the period	7,974	9,046
Debt contract in Brazil
Loans and borrowings
Loans and borrowings at beginning of the period	959
Repayments	(373)
Interest paid	117
Cash flow from financing activities	(490)
Effect of exchange rate	(199)
Interest accretion	110
Non-cash changes	(89)
Loans and borrowings at end of the period	380	959
Debt contracts in the international markets
Loans and borrowings
Loans and borrowings at beginning of the period	3,355
Additions	930
Repayments	(632)
Interest paid	75
Cash flow from financing activities	223
Effect of exchange rate	177
Interest accretion	71
Non-cash changes	248
Loans and borrowings at end of the period	$ 3,826	$ 3,355